Transaction and service payment and their impact on the results of operations between the Corporation and EVERTEC (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 75,490	$ 41,066
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Loans Member
Related Party Transaction [Line Items]
Interest Income Related Party	0	2,490	3,373
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Securities Investment Member
Related Party Transaction [Line Items]
Interest Income Related Party	0	1,269	3,850
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Deposits Member
Related Party Transaction [Line Items]
Interest Expense Related Party	(67)	(128)	(267)
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Fee Revenue [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	26,646	25,571	25,188
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Net Gain Loss And Valuation Adjustments On Investment Securities [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	0	5,856	0
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Income [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	0	9,854	0
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Rental Income [Member]
Related Party Transaction [Line Items]
Related Party Transaction Revenues From Transactions With Related Party	6,874	6,560	6,647
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Processing Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	(154,839)	(155,521)	(150,677)
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Other Expense [Member]
Related Party Transaction [Line Items]
Related Party Transaction Expenses From Transactions With Related Party	1,012	843	751
Equity Method Investee Member | E V E R T E C Inc [Member] | 100% | Total [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ (120,374)	$ (103,206)	$ (111,135)